CSMC 2022-RPL4 ABS-15G

Exhibit 99.6

LoanID	LoanID	ServicerLoanID	GSLoanID	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
438475441	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] MI Missing	Case Query results not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				XX	XX/XX/XXXX	Rate/Term Refi	Owner Occ	97.75	97.75	36.62
438475442	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure				XX	XX/XX/XXXX	Cashout Refi	Owner Occ	73.65	73.65	24.17
438475443	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Fair Credit Reporting Act Notice				XX	XX/XX/XXXX	Purchase	Owner Occ	96.5	96.5	56.68
438475444	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing	Fiance charges under disclosed $1495.59 which exceeds the $100 tolerance for purchases. Itemization of amount financed did not include a Closing Attorney fee of $950.00 and a Notice of Settlement fee of $30.00.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	XX	XX/XX/XXXX	Purchase	Owner Occ	97	97	41.21
438475445	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	1					XX	XX/XX/XXXX	Rate/Term Refi	Owner Occ	97.75	97.75	42.04
438475446	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial TIL Missing	Finance charges under disclosed by $90.56 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $50.00, a courier fee of $33.00 and an e-doc fee of $7.58 as prepaid finance charges. However, there is a lender credit on line 204 for $1,073.08 which is un-itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	XX	XX/XX/XXXX	Rate/Term Refi	Owner Occ	96.9	96.9
438475447	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Appraisal Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Missing				XX	XX/XX/XXXX	Rate/Term Refi	Owner Occ	93.31	93.31
438475448	XXXXXX	XXXXXX	XXXXXX	XXXXX	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction [2] State - Missing Disclosure Statement Required for Residential Construction Contract [2] State - Missing Complaints and Inquiries Notice				XX	XX/XX/XXXX	Purchase	Owner Occ	97.73	97.73	34.69
438475449	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney General Information Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure				XX	XX/XX/XXXX	Purchase	Owner Occ	97.5	97.5	50.17
438475454	XXXXXX	XXXXXX	XXXXXX	XXXXX	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				XX	XX/XX/XXXX	Purchase	Owner Occ	97	97	42.7
438475455	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Credit Report Missing		1					XX	XX/XX/XXXX	Purchase	Owner Occ	96.5	96.5	52.78
438475456	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing				XX	XX/XX/XXXX	Purchase	Owner Occ	97	97	39.56
438475459	XXXXXX	XXXXXX	XXXXXX	XXXXX	3	3	[3] Appraisal Missing [3] Credit Report Missing [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				XX	XX/XX/XXXX	Rate/Term Refi	Owner Occ	99.88	123.88